5. FINANCIAL RISK MANAGEMENT (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	$ 11,599,302	$ 9,639,775	$ 12,264,219
Sensitivity analysis by currency, effect on net income 10% Appreciation	(11,599,302)	(9,639,775)	(12,264,219)
United States Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	5,173,337	4,521,190	5,546,444
Sensitivity analysis by currency, effect on net income 10% Appreciation	(5,173,337)	(4,521,190)	(5,546,444)
Pound Sterling
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	3,356,201	2,378,051	3,314,911
Sensitivity analysis by currency, effect on net income 10% Appreciation	(3,356,201)	(2,378,051)	(3,314,911)
Euro
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	935,103	821,841	1,003,488
Sensitivity analysis by currency, effect on net income 10% Appreciation	(935,103)	(821,841)	(1,003,488)
Canadian Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	608,437	532,513	517,643
Sensitivity analysis by currency, effect on net income 10% Appreciation	(608,437)	(532,513)	(517,643)
Brazilian Reais
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	1,220,912	1,632,212	1,806,479
Sensitivity analysis by currency, effect on net income 10% Appreciation	(1,220,912)	(1,632,212)	(1,806,479)
Swedish Krona
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	571,344	537,615	514,287
Sensitivity analysis by currency, effect on net income 10% Appreciation	(571,344)	(537,615)	(514,287)
Norwegian Krona
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	234,836	184,215	181,236
Sensitivity analysis by currency, effect on net income 10% Appreciation	(234,836)	(184,215)	(181,236)
Mexican Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	492,579	470,730	454,061
Sensitivity analysis by currency, effect on net income 10% Appreciation	(492,579)	(470,730)	(454,061)
Argentine Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity analysis by currency, effect on net income 10% Depreciation	(993,447)	(1,438,592)	(1,074,330)
Sensitivity analysis by currency, effect on net income 10% Appreciation	$ 993,447	$ 1,438,592	$ 1,074,330